Contingent consideration narative (Details) R in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2026 ZAR (R)	Oct. 31, 2025 ZAR (R)	Jun. 30, 2026 ZAR (R) $ / oz oz	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R)	Oct. 24, 2025 ZAR (R)	Oct. 06, 2022 USD ($)
Disclosure of contingent consideration liabilities [line items]
Contingent consideration Liabilities Recognised			R 2,120	R 1,457	R 965
Balance at end of year			2,120	1,457	965
Payment of contingent consideration liability			(3,115)	(338)	(108)
Contingent consideration remeasurement			634	830	484
Translation			(168)	0
Contingent consideration liabilities			239	481	115
Contingent consideration liabilities			1,881	976	850
Mponeng
Disclosure of contingent consideration liabilities [line items]
Contingent consideration remeasurement			56	427
Eva Copper operations and related assets
Disclosure of contingent consideration liabilities [line items]
Contingent consideration remeasurement			64	403
CSA NSR
Disclosure of contingent consideration liabilities [line items]
Contingent consideration remeasurement			350	0
CSA Copper-linked
Disclosure of contingent consideration liabilities [line items]
Contingent consideration remeasurement			163	R 0
CSA Copper-linked | First Contingent Copper Payment
Disclosure of contingent consideration liabilities [line items]
Contingent Consideration Payment			75
Payment of contingent consideration liability		R (1,300)
CSA Copper-linked | Second Contingent Copper Payment
Disclosure of contingent consideration liabilities [line items]
Contingent Consideration Payment			R 75
Payment of contingent consideration liability	R (1,200)
Mponeng
Disclosure of contingent consideration liabilities [line items]
Discount rate applied to cash flow projections			11.10%	10.80%
Contingent consideration Liabilities Recognised			R 433	R 676
Balance at end of year			433	676
Payment of contingent consideration liability			R (301)	R (338)	(108)
Eva Copper operations and related assets
Disclosure of contingent consideration liabilities [line items]
Discount rate applied to cash flow projections			11.10%	11.40%
Contingent consideration Liabilities Recognised			R 540	R 781
Balance at end of year			540	781
Payment of contingent consideration liability			R (256)	0	R 0
Eva Copper operations and related assets | Cap
Disclosure of contingent consideration liabilities [line items]
Contingent Consideration Payable via 10% of net incremental revenue above US$3.80/Ib Cu | $							$ 30
Contingent Consideration Payable on New Copper Using US$0.03/Ib Cu | $							$ 30
CSA
Disclosure of contingent consideration liabilities [line items]
Discount rate applied to cash flow projections			7.00%			7.75%
Contingent consideration Liabilities Recognised			R 1,147	0
Balance at end of year			R 1,147	R 0
MAC Copper
Disclosure of contingent consideration liabilities [line items]
Contingent consideration recognised as of acquisition date						R 3,312
Mponeng operations and related assets
Disclosure of contingent consideration liabilities [line items]
Contingent Consideration Payable Upon Exceeding 250 000 Ounces Per Year | $ / oz			260
Ounces Gold Production Per Annum | oz			250,000
Contingent Consideration Payable on Ounces From Levels Below Current Infrastructure | $ / oz			20